UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

International Growth Fund (formerly

Worldwide Privatization Fund

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.8%
Finance - 27.9%
Banking - Money Center - 11.5%
Anglo Irish Bank Corp. PLC (Dublin)	30,696	$656,752
Anglo Irish Bank Corp. PLC (London Exchange)	714,589	15,276,871
Banco Bilbao Vizcaya Argentaria SA	1,984,248	48,723,860
Banco Santander Chile, SA (ADR)	96,600	4,817,442
Bank Central Asia Tbk PT	16,586,000	9,229,232
Bank Hapoalim BM	1,440,300	6,904,261
BNP Paribas SA	283,540	29,656,919
Commerzbank AG	333,363	14,739,656
Credit Suisse Group	733,659	52,815,176
Kookmin Bank (ADR)	243,044	21,910,417
Mitsubishi UFJ Financial Group, Inc.	3,377	38,047,704

		242,778,290

Banking - Regional - 6.5%
Allied Irish Banks PLC	836,911	24,773,598
Industrial & Commercial Bank of China-Class H (a)	45,311,000	25,183,603
Macquarie Bank Ltd.	296,400	19,809,816
Malayan Banking Berhad	4,257,300	15,776,944
Turkiye Is Bankasi-Class C	3,375,192	16,101,751
UniCredito Italiano SpA	3,756,091	35,766,272

		137,411,984

Brokerage & Money Management - 2.2%
Nomura Holdings, Inc.	2,205,400	45,723,418

Insurance - 2.7%
ING Groep NV	426,962	18,063,497
Prudential PLC	1,198,413	16,934,224
Swiss Reinsurance	253,935	23,235,549

		58,233,270

Miscellaneous - 4.6%
3i Group PLC	947,531	21,240,019
FirstRand Ltd.	6,174,672	20,830,294
Investimentos Itau, SA	5,505,970	30,732,735
UBS AG (Swiss Virt-X)	432,719	25,803,890

		98,606,938

Real Estate - 0.4%
Urbi Desarrollos Urbanos SA de C.V. (a)	1,978,400	8,325,294

		591,079,194

Consumer Services - 15.1%
Advertising - 0.8%
WPP Group PLC	1,057,536	16,057,345

Airlines - 1.2%
B.W.I.A. International Airways Ltd. (a)(b)	2,727,272	0
easyJet PLC (a)	1,255,951	17,119,008
Gol Linhas Aereas Inteligentes SA (ADR)	257,200	7,826,596

		24,945,604

Apparel - 1.4%
Geox SpA	1,024,526	17,900,090
Inditex SA	182,003	11,367,702

		29,267,792

Broadcasting & Cable - 1.7%
Grupo Televisa, SA (ADR)	334,900	9,980,020
SES FDR	522,858	10,009,279
Societe Television Francaise 1	463,573	15,540,863

		35,530,162

Cellular Communications - 5.4%
America Movil SAB de CV Series L (ADR)	547,518	26,165,885
Bharti Tele-Ventures (a)	1,579,166	27,617,839
China Mobile Ltd.	2,118,500	19,055,817
MTN Group Ltd.	1,153,604	15,623,975
NTT DoCoMo, Inc.	6,870	12,655,990
Orascom Telecom Holding SAE (GDR) (c)	180,390	12,266,520

		113,386,026

Entertainment & Leisure - 0.9%
OPAP, SA	522,630	19,864,752

Miscellaneous - 1.0%
Capita Group PLC	1,549,173	20,831,894

Printing & Publishing - 0.9%
Naspers Ltd.-Class N	766,713	18,475,041

Restaurants & Lodging - 1.4%
Accor, SA	314,036	30,048,429

Retail - General Merchandise - 0.4%
GOME Electrical Appliances Holdings Ltd.	8,742,000	9,701,623

		318,108,668

Consumer Staples - 9.4%
Beverages - 1.6%
Fomento Economico Mexicano SA de CV (ADR)	56,000	6,181,840
Pernod-Ricard, SA	130,114	26,456,705

		32,638,545

Cosmetics - 1.2%
L’Oreal SA	230,501	25,176,527

Food - 2.7%
Barry Callebaut AG (a)	13,425	9,982,337
Nestle, SA	120,095	46,798,456

		56,780,793

Miscellaneous - 0.8%
Lotte Shopping Co. Ltd.	50,447	17,715,695

Tobacco - 3.1%
Altadis SA	238,287	15,282,973
British American Tobacco PLC	689,326	21,628,693
Japan Tobacco, Inc.	6,006	29,443,280

		66,354,946

		198,666,506

Health Care - 8.9%
Drugs - 7.0%
CSL Ltd./Australia	455,832	30,303,723
Merck KGaA	206,647	26,685,640
Novartis AG	409,563	22,880,690
Richter Gedeon Nyrt.	2,365	424,043
Roche Holding AG	113,207	20,109,668
Sanofi-Aventis	107,314	9,337,841
Shionogi & Co. Ltd.	1,242,000	22,326,885
Teva Pharmaceutical Industries Ltd. (ADR)	439,195	16,439,069

		148,507,559

Medical Products - 1.9%
Essilor International, SA	197,405	22,707,875
Nobel Biocare Holding AG	47,457	17,310,145

		40,018,020

		188,525,579

Consumer Manufacturing - 7.7%
Appliances - 0.5%
Sony Corp.	211,300	10,678,985

Auto & Related - 4.0%
Denso Corp.	471,900	17,468,578
Fiat SpA (a)	1,182,706	29,979,414
Tata Motors Ltd.	305,869	5,105,294
Toyota Motor Corp.	509,100	32,603,233

		85,156,519

Building & Related - 3.2%
Daiwa House Industry Co. Ltd.	626,000	10,227,798
Praktiker Bau- und Heimwerkermaerkte AG	144,034	5,066,079
Vinci, SA	241,379	37,639,137
Wolseley PLC	633,227	14,881,498

		67,814,512

		163,650,016

Utilities - 5.4%
Electric & Gas Utility - 3.6%
Cia Energetica de Minas Gerais (ADR)	107,400	5,225,010
Fortum Oyj	617,703	17,989,612
Gazprom ADR (ADR)	385,500	16,152,450
International Power PLC	2,115,779	16,537,147
National Grid PLC	1,317,237	20,787,027

		76,691,246

Telephone Utility - 1.8%
Telefonica SA	871,179	19,292,073
Telekom Austria AG	404,210	10,156,721
Telekomunikasi Indonesia Tbk PT	8,660,800	9,319,303

		38,768,097

		115,459,343

Energy - 5.5%
Domestic Integrated - 0.4%
MOL Hungarian Oil and Gas NyRt	71,257	8,160,550

International - 4.8%
China Petroleum & Chemical Corp.-Class H	10,940,000	9,234,489
Petroleo Brasileiro SA (NY) (ADR)	221,700	19,808,895
Royal Dutch Shell PLC-Class A	798,055	26,542,846
Total SA	669,941	46,802,713

		102,388,943

Oil Service - 0.3%
Integra Group Holdings (GDR) (a)	309,840	5,964,420

		116,513,913

Technology - 4.4%
Communication Equipment - 2.3%
Nokia OYJ	1,227,118	28,275,347
Vimpel-Communications (ADR) (a)	220,700	20,931,188

		49,206,535

Computer Hardware/Storage - 0.4%
NEC Corp.	1,592,000	8,509,086

Computer Services - 0.3%
Indra Sistemas SA	236,605	5,977,303

Electronic Components - 0.3%
AU Optronics Corp. (ADR)	440,400	6,297,720

Miscellaneous - 0.4%
Hoya Corp.	251,200	8,299,035

Semiconductor Components - 0.7%
Chartered Semiconductor Manufacturing, Ltd. (a)	10,986,000	10,459,926
Novatek Microelectronics Ltd.	1,008,000	4,343,675

		14,803,601

		93,093,280

Basic Industry - 3.2%
Gold - 0.4%
Gold Fields Ltd.	529,043	9,749,071

Mining & Metals - 2.5%
Cia Vale do Rio Doce (ADR)	416,500	15,406,335
Cia Vale do Rio Doce (Sponsored) (ADR)	453,900	14,197,992
Mechel (ADR)	179,800	5,978,350
Rio Tinto PLC	297,614	16,994,908

		52,577,585

Miscellaneous - 0.3%
Asahi Glass Co. Ltd.	439,000	6,180,423

		68,507,079

Multi-Industry Companies - 1.9%
Multi-Industry Companies - 1.9%
Barloworld Ltd.	442,792	11,000,334
Cia de Concessoes Rodoviarias	408,800	5,450,534

Mitsui & Co. Ltd.	718,000	13,512,613
Tata Consultancy Services Ltd.	341,093	9,657,908

		39,621,389

Capital Goods - 1.8%
Electrical Equipment - 1.0%
Atlas Copco AB-Class A	636,438	21,156,086

Engineering & Construction - 0.5%
ABB Ltd.	646,244	11,119,609

Miscellaneous - 0.3%
Nitto Denko Corp.	144,200	6,758,778

		39,034,473

Aerospace & Defense - 1.4%
Aerospace - 1.4%
BAE Systems PLC	3,323,827	30,130,163

Transportation - 1.2%
Miscellaneous - 0.6%
Fraport AG Frankfurt Airport Services Worldwide	166,758	12,275,459

Railroad - 0.6%
Central Japan Railway Co.	1,244	14,124,595

		26,400,054

Total Common Stocks (cost $1,611,433,268)		1,988,789,657

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.1%
Time Deposit - 4.1%
Societe Generale 5.41%, 4/02/07 (cost $86,300,000)	$86,300	86,300,000

Total Investments - 97.9% (cost $1,697,733,268)		2,075,089,657
Other assets less liabilities - 2.1%		43,626,301

Net Assets - 100.0%		$2,118,715,958

(a)	Non-income producing security.

(b)	Illiquid security, valued at fair value.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of this security amounted to $12,266,520 or 0.6% of net assets.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Country Breakdown

International Growth Fund (formerly Worldwide Privatization Fund)

March 31, 2007 (unaudited)

Summary

13.3%	Japan
11.7%	France
11.6%	United Kingdom
11.1%	Switzerland
4.8%	Spain
4.8%	Brazil
4.0%	Italy
3.6%	South Africa
2.8%	Germany
2.4%	Mexico
2.4%	Australia
2.4%	Russia
2.2%	Finland
18.7%	Other
4.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of 03/31/2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 2.2% or less in the following countries: Austria, Chile, China, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Luxembourg, Malaysia, Netherlands, Singapore, South Korea, Sweden, Taiwan, Turkey, United States.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: May 23, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 23, 2007